Summarization of Use of Derivative (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Notional Balance	$ 263,431
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional Balance
Additions	300,082
Maturities
Terminations
Amortization	36,651
Notional Balance	$ 263,431